Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible assets, net
Cost	¥ 433,064		¥ 432,704
Accumulated amortization (Note a)	(83,336)		(79,198)
Impairment	(16,907)		(16,907)
Net amount	332,821		336,599		$ 46,877
Amortization expenses for intangible assets	3,778	$ 532	3,256	¥ 12,078
Expected amortization expenses
2024	3,778
2025	3,778
2026	3,778
2027	629
2028	0
Domain names
Intangible assets, net
Cost	14,644		14,279
Accumulated amortization (Note a)	(14,644)		(14,279)
Trademarks
Intangible assets, net
Cost	24,987		24,992
Accumulated amortization (Note a)	(13,037)		(9,269)
Net amount	11,950		15,723
Payment license
Intangible assets, net
Cost	319,660		319,660
Net amount	¥ 319,660		319,660
Estimated economic life	5 years				5 years
Others
Intangible assets, net
Cost	¥ 73,773		73,773
Accumulated amortization (Note a)	(55,655)		(55,650)
Impairment	(16,907)		(16,907)
Net amount	¥ 1,211		¥ 1,216